Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MADISON MOSAIC INCOME TRUST
Prospectus Date	rr_ProspectusDate	Jun. 29, 2012
MADISON MOSAIC INCOME TRUST
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text block]	cik0000710978_SupplementTextBlock

Supplement dated June 29, 2012 to the Prospectus

of the Madison Mosaic Income Trust dated May 1, 2012

This Supplement dated June 29, 2012 amends the Prospectus of the Madison Mosaic Income Trust for the Government, Core Bond and Investment Grade Corporate Bond Funds dated May 1, 2012

Effective June 29, 2012, the Annual Fund Operating Expenses for the Class Y shares of each of the  Government, Core Bond and Investment Grade Corporate Bond Funds will be reduced, as reflected in the new fee tables and examples set forth below.

Government Fund

Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)	Old Fees Class Y	New Fees Class Y
Management fee	0.40%	0.40%
Distribution (12b-1) fees	None	None
Other expenses	0.28%	0.25%
Total annual fund operating expenses	0.68%	0.65%
Less: Fee waivers and/or expense reimbursements	None	(0.10%)[1]
Net expenses	0.68%	0.55%

[1] Under the new fee arrangement, the investment adviser to the Fund, Madison Investment Advisors, LLC (“Madison”), has contractually agreed to waive 0.10% of its management fee until at least June 30, 2013.  Any fees waived will not be subject to later recoupment by Madison.

Example:

This example is intended to help you compare the cost of investing in the Government Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Government Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Share Class	1 Year	3 Years	5 Years	10 Years
Old Fees Class Y	$69	$218	$379	$847
New Fees Class Y	$56	$198	$353	$804

Core Bond Fund

Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)	Old Fees Class Y	New Fees Class Y
Management fee	0.40%	0.40%
Distribution (12b-1) fees	None	None
Other expenses	0.30%	0.25%
Total annual fund operating expenses	0.70%	0.65%

Example:

This example is intended to help you compare the cost of investing in the Core Bond Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Core Bond Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Share Class	1 Year	3 Years	5 Years	10 Years
Old Fees Class Y	$72	$224	$390	$871
New Fees Class Y	$66	$208	$362	$810

Investment Grade Corporate Bond Fund

Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)	Old Fees Class Y	New Fees Class Y
Management fee	0.40%	0.40%
Distribution (12b-1) fees	None	None
Other expenses	0.30%	0.25%
Total annual fund operating expenses	0.70%	0.65%

Example:

This example is intended to help you compare the cost of investing in the Investment Grade Corporate Bond Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Investment Grade Corporate Bond Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Share Class	1 Year	3 Years	5 Years	10 Years
Old Fees Class Y	$72	$224	$390	$871
New Fees Class Y	$66	$208	$362	$810

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Please keep this Supplement with your records.